Trade and other payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other payables
26.	Trade and other payables

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

	(Restated)

Current
Trade payables	2,476,447	2,495,482	373,011
Bills payables (i)	2,700,676	2,065,147	308,687
Other payables	366,604	329,632	49,272
Accrued expenses	125,492	168,235	25,147
Accrued staff costs	622,893	666,641	99,646
Refund liabilities (Note 7.2)	717,955	761,521	113,828
Dividend payable	39,786	43,133	6,447
Amount due to:
- associates and joint ventures (trade)	88,085	262,131	39,182
- associates and joint ventures (non-trade)	14,026	66	10
- related parties (trade)	93,161	145,747	21,786
- related parties (non-trade)	31,515	32,034	4,788

Financial liabilities at amortized cost (Note 35)	7,276,640	6,969,769	1,041,804
Other tax payable	51,387	38,823	5,803

Trade and other payables with liquidity risk (Note 32)	7,328,027	7,008,592	1,047,607
Deferred grants (Note 17)	22,270	22,082	3,301
Advance from customers	387	369	55

Total trade and other payables (current)	7,350,684	7,031,043	1,050,963

(i)

As of December 31, 2018, the bills payables include bills payable to joint ventures, associates and other related parties amounted to RMB 131.8 million (US$19.7 million) (2017: RMB 63.6 million), RMB 4.2 million (US$0.6 million) (2017: RMB 8.6 million) and RMB 62.8 million (US$9.4 million) (2017: RMB 114.7 million) respectively.

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Non-current
Provision for bonus (i)	148,287	160,091	23,930
Deferred income (ii)	8,060	—	—

Other payables (non-current) (Note 32, Note 35)	156,347	160,091	23,930

(i)	The provision is not expected to be settled within next 12 months.

(ii)	This relates to progress payments received for sale of lands and was transferred to the profit or loss upon completion of the sale in 2018.

Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are normally settled on 60-day terms.

•	Other payables (current) are non-interest bearing and have an average term of three months.

•	For terms and conditions relating to related parties, refer to Note 29.